(Loss) earnings per share	12 Months Ended
Dec. 31, 2022
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
(Loss) earnings per share
31. (Loss) earnings per share
The weighted average number of common shares for the purposes of diluted (loss) earnings per share reconciles to the weighted average number of common shares used in the calculation of basic (loss) earnings per share as follows:

	December 31, 2022	December 31, 2021

Weighted average number of common shares used in the calculation of basic (loss) earnings per share	183,445,861	180,296,588
Dilutive impact of share options	—	1,008,339
Dilutive impact of restricted share units and restricted share units with performance criteria	—	246,560
Dilutive impact of performance share units	—	213,420

Weighted average number of common shares used in the calculation of diluted (loss) earnings per share	183,445,861	181,764,907

As at December 31, 2022, 2,765,436 options (2021 – 2,295,857) were excluded from the dilutive weighted-average number of common shares calculation because their effect would have been anti-dilutive.
For the year ended December 31, 2022, 533,971 share options (2021 – 1,008,339), 264,835 RSU's and RSU's with performance criteria (2021 – 246,560), and 35,232 PSU's (2021 – 213,420) were anti-dilutive.